RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
1	Mario Yau Kwan Ho	Chairman and Co-Chief Executive Officer
2	Liwei Sun	Director and President
3	Wuhan Tourism&Sports Group	Principal Beneficial of the Group
4	Wuhan Linyu Ecological Group Co., Ltd. (“Wuhan Linyu”)	Entity controlled by Wuhan Tourism&Sports Group
5	Hainan Xingjing Technology Center LLP (“Hainan Xingjing”)	An entity controlled by Liwei Sun
6	Shenzhen Media Group (“Shenzhen Media”)	Shareholder of the Group and minority shareholder of Dawei Xianglong
7	Wuhan Xingjing Culture Media Co., Ltd (“Xingjing Culture Media”)	Entity controlled by Liwei Sun
8	Tianjin Xingjingweiwu Management Consulting LLP (“Tianjin LLP”)	Entity controlled by Liwei Sun
9	Shenzhen Xingjing Weiwu Education Technology Co., Ltd. (“Shenzhen Xingjing”)	Entity which the Group holds 43.9144% equity interests
10	Tianjin Mingren Enterprise Management Partnership (Limited Partnership) (“Tianjin Mingren”)	Entity ultimately controlled by Mario Yau Kwan Ho
11	Hicham Chahine	Director and Co-Chief Executive Officer
12	Shengjie Huang(1)	Shareholder of the Group
13	Wuhan Yingyi Culture Media Co., Ltd. (“Wuhan Yingyi”) (2)	Entity which the Group holds 21% equity interests
14	Wuhan Lingsheng Culture and Technology Co., Ltd.(“Wuhan Lingsheng”) (2)	Entity which the Group holds 24% equity interests
15	Wuhan Yingxing Culture Media Co., Ltd. (“Wuhan Yingxing”) (2)	Entity which the Group holds 27% equity interests
16	Wuhan Suran Culture Media Co., Ltd.(“Wuhan Suran”) (2)	Entity which the Group holds 18% equity interests
17	Douyu Internet Technology Co., Ltd. (“Douyu”)*	Shareholder of the Group
18	Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)*	Entity controlled by Douyu

(1)	Shengjie Huang is the principle shareholder of Wuhan YoungWill acquired by the Group on October 2, 2024.

(2)	Wuhan Yingyi, Wuhan Lingsheng, Wuhan Yingxing and Wuhan Suran are companies invested by Wuhan YoungWill which the Group has significant influence.

* Pursuant to ASC 850, for the year ended December 31,2022 and as of December 31,2022,the Group identified Douyu and Wuhan Ouyue as related parties and disclose the related party transactions accordingly due to Douyu and Wuhan Ouyue have an ownership interest in the Group and can significantly influence the Group to an extent that might be prevented from fully pursuing its own separate interests. While through the reassessment of changes of factors occurred on January 10, 2023, the dilution of equity interest after acquisition of Ninjas in Pyjamas, Douyu and Ouyue lost such influence power and shall no longer be accounted as related parties of the Group.

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated.

	As of December 31,
	2023	2024
Shengjie Huang (1)	$-	$411,511
Shenzhen Media (2)	-	252,079
Shenzhen Xingjing (3)(4)	232,229	196,437
Liwei Sun (4)	37,165	36,150
Tianjin LLP (4)	282	-
Tianjin Mingren (4)	141	-
Total	$269,817	$896,177

(1)	The balance of amounts due from related parties of $411,511 as of 31 December 2024 represented interest-free loans to related parties.

(2)	The balance represented the accounts receivable for providing esports service to related parties.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

20. RELATED PARTY TRANSACTIONS - Continued

(3)	The balance represented the accounts receivable for providing event production service to related parties.

(4)	The balance represented interest-free loan to related parties, which were due on demand.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2023	2024
Shenzhen Media (1)	$422,540	$946,944
Mario Yau Kwan Ho (2)	146,429	325,277
Xingjing Culture Media (3)	88,650	86,228
Wuhan Yingyi (4)	-	9,006
Wuhan Lingsheng (4)	-	5,353
Hicham Chahine	4,035	-
Wuhan Tourism&Sports Group (5)	609,009	-
Subtotal of amount due to related parties-current	1,270,663	1,372,808
Shenzhen Xingjing (6)	131,017	131,017
Subtotal of amount due to related parties-non-current	131,017	131,017
Total	$1,401,680	$1,503,825

(1)	In April 2021, the Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party. As of December 31, 2023 and December 31, 2024, the balance represents government subsidies the Group received and should pay to the related party.

(2)	The balances represented the service fee for Mario Yau Kwan Ho who provided services to the reality show that hosted by the customers.

(3)	The balances represented interest-free loan from related parties for daily operations, which were due on demand.

(4)	The balances represented talent management service provided by the related parties.

(5)	The balances as of December 31, 2023 represented the advertising proceeds that the Group received from the related party, which the service has been provided by the Group as of December 31, 2024.

(6)	The balances represented the long-term equity investment fund payable to Shenzhen Xingjing.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

20. RELATED PARTY TRANSACTIONS - Continued

The following is a list of related parties which the Group has major transactions with:

Nature	For the years ended December 31,
	2022	2023	2024
Wuhan Tourism&Sports Group
Sponsorships and advertising services provided by the Group	$700,993	666,156	600,898

Shenzhen Media
Government subsidies that should be distributed to Shenzhen Media (1)	445,831	423,675	416,914
Sponsorships and advertising services provided by the Group (2)	445,831	423,675	-
Rental expense	641,997	610,092	16,579
Event production service provided by Shenzhen Media	15,307	14,687	2,622
Repayment of government subsidies distributed to Shenzhen Media	-	282,450	-
Event production service provided by the Group	-	-	437,891
Event operation service provided by Shenzhen Media	-	-	119,571
Repayment of capital injection	1,486,105	-	-

Wuhan Suran
Talent management service provided by the Group	-	-	37,586

Mario Yau Kwan Ho
Reality show service provided by Mario Yau Kwan Ho	-	146,822	224,528
Repayment of reality show service provided by Mario Yau Kwan Ho		667,994	39,048
Collection of loan to Mario Yau Kwan Ho	297,221	-	-

Tianjin LLP	-
Payment to Tianjin LLP for Wuhan Xingjing’s share purchase	-	-	62,702
Collection of loan to Tianjin LLP	-	-	278
Loan to Tianjin LLP	149	-	-

Wuhan Yingyi
Talent management service provided by Group	-	-	14,967

Wuhan Linyu
Services provided by Wuhan linyu	3,812	6,758	5,489
Repayment of services provided by Wuhan Linyu	-	8,106	5,489
Interest expenses paid to Wuhan Linyu	416,517

Shenzhen Xingjing Weiwu Education Technology Co., Ltd.
Event production services provided by the Group	-	75,988	25,297
Loan to Shenzhen Xingjing Weiwu Education Technology Co., Ltd.		152,304	1,042

Wuhan Lingsheng
Talent management service provided by Group	-	-	7,258

Xingjing Culture Media
Loan from Xingjing Culture Media	6,657,750	282,507	-
Loan repayment to Xingjing Culture Media	9,912,320	3,588,153	-

Liwei Sun
Loan to Liwei Sun	-	49,429	-
Collection of loan to Liwei Sun	113,721	49,429	-

Hainan Xingjing
Collection of loan to Hainan Xingjing	53,500	-	-

Rui Zhou
Reimbursement for operating expenses	167,221	-	-

Haoming Yu
Loan from Haoming Yu	445,831	-	-
Repayment of loan from Haoming Yu	891,663
Advance to Haoming Yu for the Group’s operations	609,637	-	-
Reimbursement for operating expenses	624,833	-	-

Ronghua Gu
Loan from Ronghua Gu	445,831		-
Repayment of loan from Ronghua Gu	891,663	-	-
Advance to Ronghua Gu for the Group’s operations	1,854,082	-	-
Reimbursement for talent management service’s operating expenses	2,220,121	-	-

Whan Ouyue
Talent management service	33,693,743	-	-

(1)	The Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party.

(2)	The Group provided sponsorships and advertising services, event production service for this related party in exchange for the use of stadium and dormitories owned by it. Sponsorships and advertising services provided were recorded as revenue, while rental expense was recorded as cost of revenue and general and administrative expenses. Among which, the cost of revenue for the years ended December 31, 2023 and 2024 were $438,362 and $419,536, respectively.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)